Lease (Details) - Schedule of maturities of lease liabilities - Lease payment [Member]	6 Months Ended
Jun. 30, 2022 USD ($)
Lease (Details) - Schedule of maturities of lease liabilities [Line Items]
2023	$ 293,440
2024	169,794
2025	84,896
Total lease payments	548,130
Less: imputed interest	42,982
Less: current portion of operating lease labilities	264,396
Non-current portion of operating lease labilities	$ 240,752